Shares (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of common shares
Issued and outstanding:

	Common shares	Treasury shares	Common shares, net of treasury shares
Issued and outstanding at December 31, 2017	28,070,150	(2,617,926)	25,452,224
Issued upon exercise of stock options	297,940	—	297,940
Issued upon conversion of convertible debentures	2,211	—	2,211
Purchase of treasury shares	—	(660,620)	(660,620)
Settlement of certain equity classified stock-based compensation	—	1,193,935	1,193,935
Retired through share purchase program	(1,281,485)	—	(1,281,485)
Issued and outstanding at December 31, 2018	27,088,816	(2,084,611)	25,004,205
Issued upon exercise of stock options	327,000	—	327,000
Issued upon conversion of convertible debentures	87,096	—	87,096
Purchase of treasury shares	—	(735,857)	(735,857)
Settlement of certain equity classified stock-based compensation	—	1,095,001	1,095,001
Issued and outstanding at December 31, 2019	27,502,912	(1,725,467)	25,777,445

Schedule of net income per share

Year ended December 31,	2019	2018
Net income available to common shareholders	$36,878	$15,286
Interest from convertible debentures (after tax)	3,590	1,792
Diluted net income available to common shareholders	$40,468	$17,078

Weighted-average number of common shares	25,444,374	24,991,517
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares	1,898,645	2,394,824
Dilutive effect of stock options	255,378	357,026
Dilutive effect of 5.00% convertible debentures	1,647,487	—
Dilutive effect of 5.50% convertible debentures	3,597,327	3,684,424
Weighted-average number of diluted common shares	32,843,211	31,427,791

Basic net income per share	$1.45	$0.61
Diluted net income per share	$1.23	$0.54

Schedule of dividends
The Company will pay an annual aggregate dividend of $0.12 per common share in 2019 and intends to pay $0.16 in subsequent years, payable on a quarterly basis.

	Date declared	Per share	Shareholders on record as of	Paid or payable to shareholders	Total paid or payable
Q4 2018	October 29, 2018	$0.02	November 30, 2018	January 4, 2019	$500
Q1 2019	February 25, 2019	$0.02	March 12, 2019	April 5, 2019	$503
Q2 2019	April 30, 2019	$0.02	May 31, 2019	July 5, 2019	$505
Q3 2019	July 30, 2019	$0.04	August 31, 2019	October 4, 2019	$1,028
Q4 2019	October 29, 2019	$0.04	November 30, 2019	January 3, 2020	$1,030